Note 23 - Other Reserves - Other Reserves (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Equity instruments	$ 25,072	$ 25,072
Share option reserve	3,713	3,713
Capital raising costs	(9,722)	(9,722)
Treasury shares (see note 25)	(592)	(592)
Foreign exchange	(88)	(142)
Total	$ 18,383	$ 18,329	$ (72)